Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,976,514.93

Principal:
Principal Collections	$21,339,995.56
Prepayments in Full	$13,409,345.99
Liquidation Proceeds	$559,862.78
Recoveries	$93,452.69
Sub Total	$35,402,657.02
Collections	$37,379,171.95

Purchase Amounts:
Purchase Amounts Related to Principal	$290,952.40
Purchase Amounts Related to Interest	$1,460.75
Sub Total	$292,413.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,671,585.10

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,671,585.10
Servicing Fee	$569,140.01	$569,140.01	$0.00	$0.00	$37,102,445.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,102,445.09
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$37,102,445.09
Interest - Class A-3 Notes	$376,448.03	$376,448.03	$0.00	$0.00	$36,725,997.06
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$36,588,834.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,588,834.06
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$36,511,101.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,511,101.14
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$36,454,275.14
Third Priority Principal Payment	$560,255.95	$560,255.95	$0.00	$0.00	$35,894,019.19
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$35,821,671.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,821,671.27
Regular Principal Payment	$32,906,536.42	$32,906,536.42	$0.00	$0.00	$2,915,134.85
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,915,134.85
Residual Released to Depositor	$0.00	$2,915,134.85	$0.00	$0.00	$0.00
Total		$37,671,585.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$560,255.95
Regular Principal Payment					$32,906,536.42
Total					$33,466,792.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,466,792.37	$66.35	$376,448.03	$0.75	$33,843,240.40	$67.10
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$33,466,792.37	$20.79	$720,517.87	$0.45	$34,187,310.24	$21.24

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$426,167,581.66	0.8449000	$392,700,789.29	0.7785503
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$642,167,581.66	0.3988866	$608,700,789.29	0.3780985

Pool Information
Weighted Average APR	3.349%	3.337%
Weighted Average Remaining Term	37.95	37.16
Number of Receivables Outstanding	44,164	42,794
Pool Balance	$682,968,014.71	$646,957,564.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$644,044,274.84	$610,037,325.71
Pool Factor	0.4080916	0.3865744

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$9,704,363.46
Yield Supplement Overcollateralization Amount	$36,920,238.55
Targeted Overcollateralization Amount	$38,256,774.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,256,774.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		157	$410,293.72
(Recoveries)		113	$93,452.69
Net Loss for Current Collection Period			$316,841.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5567%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5449%
Second Prior Collection Period			0.4834%
Prior Collection Period			0.9914%
Current Collection Period			0.5718%
Four Month Average (Current and Prior Three Collection Periods)			0.6479%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,433	$7,822,946.23
(Cumulative Recoveries)			$653,953.08
Cumulative Net Loss for All Collection Periods			$7,168,993.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4284%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,278.75
Average Net Loss for Receivables that have experienced a Realized Loss			$2,088.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.39%	481	$8,994,528.82
61-90 Days Delinquent	0.20%	67	$1,290,089.40
91-120 Days Delinquent	0.04%	11	$257,739.62
Over 120 Days Delinquent	0.10%	32	$628,346.63
Total Delinquent Receivables	1.73%	591	$11,170,704.47

Repossession Inventory:
Repossessed in the Current Collection Period		42	$887,526.56
Total Repossessed Inventory		58	$1,287,580.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2731%
Prior Collection Period			0.2423%
Current Collection Period			0.2570%
Three Month Average			0.2575%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer